Finance Debt - Summarized Information on Current and Non-current Finance Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average maturity of outstanding debt	8.61 years	7.14 years